Right-of-use assets and Lease liabilities - Components of Right-of-Use Assets Depreciation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	$ 66	$ 0
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	1
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	47
Machinery & equipment and other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	$ 18